DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 1.3%
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,412,731 2,922,211
China United Network
Communications Ltd., Class A
14,512,081 12,432,901
Focus Media Information
Technology Co. Ltd., Class A
8,687,279 7,561,715
Kunlun Tech Co. Ltd., Class A
738,218 3,745,127
Mango Excellent Media Co. Ltd.,
Class A
695,189 2,429,998
(Cost $26,379,482)
29,091,952
Consumer Discretionary
— 8.2%
Beijing Roborock Technology Co.
Ltd., Class A
125,622 4,115,536
BYD Co. Ltd., Class A
745,572 36,978,131
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
118,739 2,099,971
China Tourism Group Duty Free
Corp. Ltd., Class A
740,693 6,210,685
Chongqing Changan Automobile
Co. Ltd., Class A
4,165,564 7,377,329
Fuyao Glass Industry Group Co.
Ltd., Class A
1,407,871 10,857,389
Great Wall Motor Co. Ltd., Class
A
1,103,777 3,767,415
Gree Electric Appliances, Inc. of
Zhuhai, Class A
3,666,753 20,532,249
Guangzhou Automobile Group
Co. Ltd., Class A
2,075,539 2,486,595
Haier Smart Home Co. Ltd.,
Class A
3,213,602 11,563,364
Huali Industrial Group Co. Ltd.,
Class A
153,260 1,470,164
Huayu Automotive Systems Co.
Ltd., Class A
1,198,030 2,988,834
Huizhou Desay Sv Automotive
Co. Ltd., Class A
261,234 4,429,218
Midea Group Co. Ltd., Class A
4,013,475 40,188,665
Ningbo Tuopu Group Co. Ltd.,
Class A
598,006 5,177,385
Oppein Home Group, Inc., Class
A
163,889 1,483,834
SAIC Motor Corp. Ltd., Class A
3,862,056 8,708,578
Seres Group Co. Ltd., Class A
618,800 10,306,830
Zhejiang China Commodities
City Group Co. Ltd., Class A
2,332,366 4,089,122
(Cost $148,218,483)
184,831,294
Consumer Staples — 10.3%
Anhui Gujing Distillery Co. Ltd.,
Class A
107,809 2,480,500
Eastroc Beverage Group Co.
Ltd., Class A
181,450 5,502,547
Number
of Shares Value $
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,421,853 8,012,443
Guangdong Haid Group Co. Ltd.,
Class A
687,222 4,798,647
Henan Shuanghui Investment &
Development Co. Ltd., Class A
904,227 3,331,728
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
5,212,139 20,204,969
Jiangsu King's Luck Brewery JSC
Ltd., Class A
553,071 4,018,848
Jiangsu Yanghe Distillery Co.
Ltd., Class A
439,980 4,665,651
Kweichow Moutai Co. Ltd.,
Class A
506,209 104,138,805
Luzhou Laojiao Co. Ltd., Class A
547,024 9,482,489
Muyuan Foods Co. Ltd., Class A
2,164,892 10,769,263
New Hope Liuhe Co. Ltd., Class
A *
1,283,727 1,682,261
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
408,390 11,402,138
Tsingtao Brewery Co. Ltd., Class
A
306,950 2,931,828
Wens Foodstuff Group Co. Ltd.,
Class A
4,154,118 9,270,348
Wuliangye Yibin Co. Ltd., Class A
1,548,804 27,935,029
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
511,670 2,243,010
(Cost $188,949,513)
232,870,504
Energy — 2.4%
China Coal Energy Co. Ltd.,
Class A
1,676,434 2,325,571
China Merchants Energy
Shipping Co. Ltd., Class A
2,620,700 2,263,188
China Oilfield Services Ltd.,
Class A
151,485 299,847
China Petroleum & Chemical
Corp., Class A
12,214,614 9,677,661
China Shenhua Energy Co. Ltd.,
Class A
2,839,534 13,798,317
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
993,364 1,522,345
PetroChina Co. Ltd., Class A
9,211,282 9,924,426
Shaanxi Coal Industry Co. Ltd.,
Class A
3,299,569 8,570,956
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,960,644 1,859,806
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
923,900 1,526,071
Yankuang Energy Group Co. Ltd.,
Class A
1,531,590 2,785,969
(Cost $51,304,471)
54,554,157
Financials — 24.7%
Agricultural Bank of China Ltd.,
Class A
26,354,900 18,532,821
Bank of Beijing Co. Ltd., Class A
11,948,043 9,564,723

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Bank of Chengdu Co. Ltd., Class
A
2,104,456 4,629,965
Bank of China Ltd., Class A
17,567,400 13,003,613
Bank of Communications Co.
Ltd., Class A
19,351,849 19,125,840
Bank of Hangzhou Co. Ltd.,
Class A
2,963,903 5,854,513
Bank of Jiangsu Co. Ltd., Class A
12,456,445 15,589,339
Bank of Nanjing Co. Ltd., Class A
4,495,254 6,223,553
Bank of Ningbo Co. Ltd., Class A
2,624,117 8,733,627
Bank of Shanghai Co. Ltd., Class
A
8,479,999 10,880,139
Capital Securities Co. Ltd., Class
A
462,900 1,344,562
China CITIC Bank Corp. Ltd.,
Class A
2,971,822 2,810,831
China Construction Bank Corp.,
Class A
6,252,875 7,294,107
China Everbright Bank Co. Ltd.,
Class A
15,628,973 8,055,288
China Galaxy Securities Co. Ltd.,
Class A
1,902,017 4,343,623
China International Capital Corp.
Ltd., Class A
927,810 4,485,670
China Life Insurance Co. Ltd.,
Class A
1,444,330 7,703,543
China Merchants Bank Co. Ltd.,
Class A
10,084,462 58,127,484
China Merchants Securities Co.
Ltd., Class A
3,146,687 7,807,193
China Minsheng Banking Corp.
Ltd., Class A
20,301,997 11,465,652
China Pacific Insurance Group
Co. Ltd., Class A
2,820,780 11,936,270
China Zheshang Bank Co. Ltd.,
Class A
11,790,340 4,622,268
Cinda Securities Co. Ltd., Class
A
684,900 1,483,362
CITIC Securities Co. Ltd., Class A
8,121,073 30,423,967
CNPC Capital Co. Ltd., Class A
2,286,100 1,980,502
CSC Financial Co. Ltd., Class A
1,167,303 3,925,038
East Money Information Co. Ltd.,
Class A
10,256,406 32,659,326
Everbright Securities Co. Ltd.,
Class A
1,703,763 4,103,399
Founder Securities Co. Ltd.,
Class A
3,914,496 4,239,023
GF Securities Co. Ltd., Class A
2,529,853 5,319,655
Guosen Securities Co. Ltd.,
Class A
2,520,118 3,606,485
Guotai Junan Securities Co. Ltd.,
Class A
3,758,154 8,927,625
Haitong Securities Co. Ltd.,
Class A (a)
8,474,374 12,092,641
Hithink RoyalFlush Information
Network Co. Ltd., Class A
178,595 7,372,748
Hongta Securities Co. Ltd.,
Class A
1,052,010 1,136,342
Number
of Shares Value $
Huatai Securities Co. Ltd., Class
A
4,389,647 10,518,016
Huaxia Bank Co. Ltd., Class A
5,425,593 5,369,666
Industrial & Commercial Bank of
China Ltd., Class A
28,525,951 26,863,319
Industrial Bank Co. Ltd., Class A
11,855,070 33,719,802
Industrial Securities Co. Ltd.,
Class A
5,054,956 4,143,634
New China Life Insurance Co.
Ltd., Class A
714,053 4,707,042
Orient Securities Co. Ltd., Class
A
4,533,453 6,040,295
People's Insurance Co. Group of
China Ltd., Class A
2,799,298 2,532,537
Ping An Bank Co. Ltd., Class A
7,938,316 12,546,439
Ping An Insurance Group Co. of
China Ltd., Class A
8,665,845 59,845,552
Postal Savings Bank of China
Co. Ltd., Class A
9,123,900 6,653,573
SDIC Capital Co. Ltd., Class A
1,647,829 1,603,738
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,732,649 13,567,968
Shenwan Hongyuan Group Co.
Ltd., Class A
7,652,387 5,349,706
Zheshang Securities Co. Ltd.,
Class A
2,266,550 3,588,476
Zhongtai Securities Co. Ltd.,
Class A
1,545,985 1,337,203
(Cost $482,057,602)
557,791,703
Health Care — 6.2%
Aier Eye Hospital Group Co. Ltd.,
Class A
4,024,103 7,667,375
Beijing Tiantan Biological
Products Corp. Ltd., Class A
989,414 2,689,451
Beijing Tong Ren Tang Co. Ltd.,
Class A
599,096 2,964,602
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
309,265 2,843,718
Changchun High-Tech Industry
Group Co. Ltd., Class A
243,478 3,169,966
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
441,070 2,477,664
Chongqing Zhifei Biological
Products Co. Ltd., Class A
915,384 3,149,487
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
502,006 1,829,742
Hangzhou Tigermed Consulting
Co. Ltd., Class A
422,779 3,285,357
Huadong Medicine Co. Ltd.,
Class A
810,768 3,848,681
Hualan Biological Engineering,
Inc., Class A
822,912 1,781,141
Imeik Technology Development
Co. Ltd., Class A
108,234 2,520,099

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,713,655 23,396,149
Pharmaron Beijing Co. Ltd.,
Class A
920,785 3,337,202
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,144,322 3,919,921
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,029,983 2,710,779
Shanghai RAAS Blood Products
Co. Ltd., Class A
4,050,434 3,753,280
Shanghai United Imaging
Healthcare Co. Ltd., Class A
350,459 6,482,953
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
495,956 17,193,803
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
332,604 2,826,715
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
70,672 2,257,180
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
1,118,500 4,522,940
WuXi AppTec Co. Ltd., Class A
2,031,628 17,023,991
Yunnan Baiyao Group Co. Ltd.,
Class A
859,486 6,499,869
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
259,660 7,279,891
(Cost $145,158,827)
139,431,956
Industrials — 16.2%
AECC Aviation Power Co. Ltd.,
Class A
1,729,785 8,327,400
Air China Ltd., Class A *
3,185,837 3,161,731
Beijing New Building Materials
PLC, Class A
866,097 3,420,366
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
24,905,889 18,674,637
China CSSC Holdings Ltd.,
Class A
1,899,226 8,034,065
China Eastern Airlines Corp.
Ltd., Class A *
6,784,545 3,561,905
China Energy Engineering Corp.
Ltd., Class A
13,675,077 4,311,421
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
2,054,037 3,882,713
China National Chemical
Engineering Co. Ltd., Class A
3,478,902 3,404,891
China Railway Group Ltd., Class
A
9,063,992 7,342,937
China Southern Airlines Co. Ltd.,
Class A *
4,221,866 3,385,503
China State Construction
Engineering Corp. Ltd., Class
A
17,955,207 13,487,572
Contemporary Amperex
Technology Co. Ltd., Class A
2,155,197 78,081,282
Number
of Shares Value $
COSCO SHIPPING Holdings Co.
Ltd., Class A
5,622,297 10,496,722
CRRC Corp. Ltd., Class A
10,730,616 11,002,441
Daqin Railway Co. Ltd., Class A
8,745,655 8,032,115
Dongfang Electric Corp. Ltd.,
Class A
1,123,864 2,250,747
Eve Energy Co. Ltd., Class A
1,051,073 6,745,701
FAW Jiefang Group Co. Ltd.,
Class A
1,405,088 1,535,058
Goneo Group Co. Ltd., Class A
217,494 2,235,401
Gotion High-tech Co. Ltd., Class
A
1,072,926 3,425,327
Jiangsu Expressway Co. Ltd.,
Class A
605,223 1,261,849
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
514,440 5,599,097
Metallurgical Corp. of China
Ltd., Class A
7,407,358 3,167,968
NARI Technology Co. Ltd., Class
A
3,536,688 11,368,480
Ningbo Deye Technology Co.
Ltd., Class A
230,926 2,929,625
Power Construction Corp. of
China Ltd., Class A
7,577,028 5,193,160
Sany Heavy Industry Co. Ltd.,
Class A
5,216,088 13,013,050
SF Holding Co. Ltd., Class A
2,003,542 11,457,914
Shanghai International Airport
Co. Ltd., Class A
1,082,773 4,822,252
Shanghai International Port
Group Co. Ltd., Class A
2,922,147 2,227,100
Shenzhen Inovance Technology
Co. Ltd., Class A
1,808,811 17,889,257
Sichuan Road & Bridge Group
Co. Ltd., Class A
2,190,400 2,203,851
Sieyuan Electric Co. Ltd., Class A
643,780 6,442,036
Spring Airlines Co. Ltd., Class A
410,274 3,023,965
Sungrow Power Supply Co. Ltd.,
Class A
1,208,590 11,745,946
TBEA Co. Ltd., Class A
4,289,897 7,097,689
Weichai Power Co. Ltd., Class A
4,680,970 10,067,499
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
1,063,699 3,334,631
XCMG Construction Machinery
Co. Ltd., Class A
7,228,087 8,728,952
YTO Express Group Co. Ltd.,
Class A
1,363,243 2,571,310
Yutong Bus Co. Ltd., Class A
1,266,100 4,573,108
Zhejiang Chint Electrics Co. Ltd.,
Class A
950,192 3,043,918
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,193,056 5,396,816
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,972,435 8,197,750
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
254,424 1,617,876

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,660,253 5,110,487
(Cost $341,485,880)
366,885,521
Information Technology
— 18.3%
360 Security Technology, Inc.,
Class A
3,268,668 4,973,437
ACM Research Shanghai, Inc.,
Class A
139,602 2,043,740
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
389,274 10,899,907
Avary Holding Shenzhen Co.
Ltd., Class A
735,243 4,035,411
Beijing Kingsoft Office Software,
Inc., Class A
201,758 9,574,324
BOE Technology Group Co. Ltd.,
Class A
33,653,235 19,882,312
Cambricon Technologies Corp.
Ltd., Class A *
175,113 17,653,402
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,478,518 7,883,862
China Railway Signal &
Communication Corp. Ltd.,
Class A
3,264,061 2,586,121
China Resources
Microelectronics Ltd., Class A
571,954 3,684,866
CSI Solar Co. Ltd., Class A
1,402,322 2,118,323
Empyrean Technology Co. Ltd.,
Class A
212,800 3,125,260
Eoptolink Technology, Inc. Ltd.,
Class A
585,800 7,711,952
Flat Glass Group Co. Ltd., Class
A
640,858 1,908,905
Foxconn Industrial Internet Co.
Ltd., Class A
3,384,731 9,831,457
GigaDevice Semiconductor, Inc.,
Class A *
590,565 10,671,974
GoerTek, Inc., Class A
2,218,321 8,638,899
Hangzhou First Applied Material
Co. Ltd., Class A
1,024,139 2,086,126
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
1,264,327 4,421,124
Huaqin Technology Co. Ltd.,
Class A
329,614 3,987,791
Hundsun Technologies, Inc.,
Class A
1,427,544 5,978,104
Hygon Information Technology
Co. Ltd., Class A
807,808 17,717,030
IEIT Systems Co. Ltd., Class A
961,387 7,802,902
Iflytek Co. Ltd., Class A
1,673,320 11,881,508
JA Solar Technology Co. Ltd.,
Class A
1,788,897 3,121,594
JCET Group Co. Ltd., Class A
1,427,089 7,294,680
Jinko Solar Co. Ltd., Class A
3,711,558 3,510,493
Lens Technology Co. Ltd., Class
A
2,034,477 7,476,742
Number
of Shares Value $
LONGi Green Energy Technology
Co. Ltd., Class A
5,197,060 11,904,111
Luxshare Precision Industry Co.
Ltd., Class A
4,243,725 25,100,989
Maxscend Microelectronics Co.
Ltd., Class A
344,418 3,936,975
Montage Technology Co. Ltd.,
Class A
1,026,796 10,940,461
National Silicon Industry Group
Co. Ltd., Class A (a)
1,661,389 4,682,278
NAURA Technology Group Co.
Ltd., Class A
281,140 17,237,129
Ninestar Corp., Class A *
951,764 3,419,473
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
610,580 5,189,160
SG Micro Corp., Class A
319,517 3,870,890
Shanghai Baosight Software Co.
Ltd., Class A
872,656 3,910,397
Shengyi Technology Co. Ltd.,
Class A
1,294,198 5,103,914
Shennan Circuits Co. Ltd., Class
A
203,620 3,653,337
Shenzhen Transsion Holdings
Co. Ltd., Class A
423,465 5,380,383
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
290,601 3,524,163
TCL Technology Group Corp.,
Class A
16,380,504 10,373,661
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
2,863,949 3,529,293
Tongwei Co. Ltd., Class A
2,353,989 6,805,246
Trina Solar Co. Ltd., Class A
1,013,208 2,409,688
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
673,352 5,690,338
Unisplendour Corp. Ltd., Class A
2,145,293 8,692,683
Will Semiconductor Co. Ltd.
Shanghai, Class A
741,673 14,416,223
Wingtech Technology Co. Ltd.,
Class A
889,707 4,225,840
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,237,500 5,948,997
Xinjiang Daqo New Energy Co.
Ltd., Class A
626,723 1,836,733
Yealink Network Technology
Corp. Ltd., Class A
500,572 2,703,496
Yonyou Network Technology Co.
Ltd., Class A *
1,795,019 3,752,336
Zhejiang Dahua Technology Co.
Ltd., Class A
2,262,059 5,097,633
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
651,191 2,951,032
Zhongji Innolight Co. Ltd., Class
A
776,826 10,741,095
ZTE Corp., Class A
2,795,157 14,812,584

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
(Cost $341,300,757)
414,342,784
Materials — 7.8%
Aluminum Corp. of China Ltd.,
Class A
6,927,518 6,789,636
Anhui Conch Cement Co. Ltd.,
Class A
2,140,361 6,824,323
Baoshan Iron & Steel Co. Ltd.,
Class A
7,498,257 7,277,067
Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A
1,553,693 2,749,504
China Jushi Co. Ltd., Class A
1,970,013 3,073,082
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
2,268,022 6,954,662
Citic Pacific Special Steel Group
Co. Ltd., Class A
502,772 839,423
CMOC Group Ltd., Class A
5,854,672 5,328,849
Ganfeng Lithium Group Co. Ltd.,
Class A
969,887 4,836,672
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,129,198 3,231,941
Hengli Petrochemical Co. Ltd.,
Class A
1,714,295 3,679,935
Hoshine Silicon Industry Co.
Ltd., Class A
291,314 2,153,548
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
20,464,427 5,077,395
Jiangsu Eastern Shenghong Co.
Ltd., Class A
1,848,700 2,341,538
Jiangxi Copper Co. Ltd., Class A
986,401 2,801,599
LB Group Co. Ltd., Class A
1,499,550 3,619,788
Ningxia Baofeng Energy Group
Co. Ltd., Class A
2,025,374 4,594,794
Qinghai Salt Lake Industry Co.
Ltd., Class A *
3,483,289 7,878,368
Rongsheng Petrochemical Co.
Ltd., Class A
2,378,437 2,872,303
Satellite Chemical Co. Ltd.,
Class A
1,470,112 4,278,221
Shandong Gold Mining Co. Ltd.,
Class A
1,519,066 4,857,963
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,154,838 3,253,087
Shandong Nanshan Aluminum
Co. Ltd., Class A
7,232,580 3,688,068
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
951,418 2,235,347
Shanjin International Gold Co.
Ltd., Class A
1,482,700 3,276,281
Tianqi Lithium Corp., Class A
838,509 3,726,349
Tongling Nonferrous Metals
Group Co. Ltd., Class A
6,574,300 2,892,793
Wanhua Chemical Group Co.
Ltd., Class A
1,545,254 14,575,190
Yunnan Aluminium Co. Ltd.,
Class A
1,840,247 4,061,297
Number
of Shares Value $
Yunnan Energy New Material Co.
Ltd., Class A
455,384 2,039,965
Zangge Mining Co. Ltd., Class A
793,301 3,474,335
Zhejiang Juhua Co. Ltd., Class A
1,199,300 4,007,969
Zhejiang NHU Co. Ltd., Class A
1,530,094 4,440,192
Zhongjin Gold Corp. Ltd., Class A
2,586,073 4,292,870
Zijin Mining Group Co. Ltd.,
Class A
13,479,247 28,361,997
(Cost $169,577,791)
176,386,351
Real Estate — 0.8%
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,885,205 3,883,747
China Vanke Co. Ltd., Class A *
5,425,280 5,763,505
Hainan Airport Infrastructure Co.
Ltd., Class A *
5,307,302 2,749,973
Poly Developments and
Holdings Group Co. Ltd.,
Class A
5,591,686 6,668,449
(Cost $22,835,712)
19,065,674
Utilities — 3.7%
CGN Power Co. Ltd., Class A
7,333,384 3,638,947
China Longyuan Power Group
Corp. Ltd., Class A
34,574 75,876
China National Nuclear Power
Co. Ltd., Class A
7,283,101 9,564,111
China Three Gorges Renewables
Group Co. Ltd., Class A
11,613,819 6,686,320
China Yangtze Power Co. Ltd.,
Class A
10,158,095 38,124,882
ENN Natural Gas Co. Ltd., Class
A
810,109 2,250,920
GD Power Development Co.
Ltd., Class A
7,521,878 4,361,436
Huadian Power International
Corp. Ltd., Class A
2,690,133 2,061,334
Huaneng Lancang River
Hydropower, Inc., Class A
1,824,800 2,158,683
Huaneng Power International,
Inc., Class A
3,336,943 3,073,837
SDIC Power Holdings Co. Ltd.,
Class A
2,759,786 5,390,798
Sichuan Chuantou Energy Co.
Ltd., Class A
1,972,542 4,047,724
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
3,483,108 2,621,212
(Cost $76,523,198)
84,056,080
TOTAL COMMON STOCKS
(Cost $1,993,791,716)
2,259,307,976
TOTAL INVESTMENTS — 99.9%
(Cost $1,993,791,716)
2,259,307,976
Other assets and liabilities,
net — 0.1%
2,399,809
NET ASSETS — 100.0%
2,261,707,785

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
February 28, 2025 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
During the period ended February 28, 2025, the amount of transfers from Level 1 to Level 3 was $12,295,313. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
ASHR-PH3
R-089711-2 (5/25) DBX006037 (5/25)
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,242,533,057 $ — $ 16,774,919 $ 2,259,307,976
TOTAL
$ 2,242,533,057 $ — $ 16,774,919 $ 2,259,307,976
(a)
See Schedule of Investments for additional detailed categorizations.